COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration and Stockholder Rights Agreement

The holders of the Founder Shares and Private Warrants (and any shares of common stock issuable upon the exercise of the Private Warrants) will be entitled to registration rights pursuant to an agreement to be signed prior to or on the effective date of the Initial Public Offering. The holders of a majority of these securities are entitled to make up to two demands that the Company register such securities. The holders of the majority of the Founder Shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these shares of common stock are to be released from escrow. The holders of a majority of the Private Warrants (and underlying securities) can elect to exercise these registration rights at any time after the Company consummates a Business Combination. In addition, the holders have certain “piggy-back” registration rights with respect to Registration Statements filed subsequent to the consummation of a Business Combination. The Company will bear the expenses incurred in connection with the filing of any such Registration Statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option to purchase up to 1,650,000 additional Units to cover over-allotments at the Initial Public Offering price, less the underwriting discounts and commissions. On August 18, 2021, the underwriters fully exercised the over-allotment option to purchase an additional 1,650,000 Units at an offering price of $10.00 per Unit for an aggregate purchase price of $16,500,000. In addition, the underwriters were paid a cash underwriting discount of $500,000 upon the closing of the Initial Public Offering.

Business Combination Marketing Agreement

The Company has engaged Chardan Capital Markets, LLC as an advisor in connection with the Company’s Business Combination to assist the Company in holding meetings with the stockholders to discuss the potential Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing the Company’s securities, assist the Company in obtaining stockholder approval for the Business Combination and assist the Company with press releases and public filings in connection with the Business Combination. The Company will pay Chardan Capital Markets, LLC a cash fee for such services upon the consummation of the Company’s initial Business Combination in an amount equal to, in the aggregate, 3.5% of the gross proceeds of the Initial Public Offering. As a result, Chardan Capital Markets, LLC will not be entitled to such fee unless the Company consummates the initial Business Combination.

Related Party Extension Loans

As discussed in Note 1, the Company may extend the period of time to consummate an initial Business Combination two times, for an additional three months each time (for a total of up to 18 months to complete a Business Combination). In order to extend the time available for the Company to consummate a Business Combination, the initial stockholders or their affiliates or designees must deposit into the Trust Account $1,265,000 ($0.10 per share, or an aggregate of  $2,530,000) if extended for each of the full three months), on or prior to the date of the applicable deadline. Any such payments would be made in the form of a loan. The terms of the promissory note to be issued in connection with any such loans have not yet been negotiated. If the Company completes an initial Business Combination, the Company would repay such loaned amounts out of the proceeds of the Trust Account released to the Company. If the Company does not complete an initial Business Combination, the Company will not repay such loans. The initial stockholders and their affiliates or designees are not obligated to fund the Trust Account to extend the time for the Company to complete an initial Business Combination.

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration and Stockholder Rights Agreement

The holders of the Founder Shares and Private Warrants (and any shares of common stock issuable upon the exercise of the Private Warrants) will be entitled to registration rights pursuant to an agreement to be signed prior to or on the effective date of the Initial Public Offering. The holders of a majority of these securities are entitled to make up to two demands that the Company register such securities. The holders of the majority of the Founder Shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these shares of common stock are to be released from escrow. The holders of a majority of the Private Warrants (and underlying securities) can elect to exercise these registration rights at any time after the Company consummates a Business Combination. In addition, the holders have certain “piggy-back” registration rights with respect to Registration Statements filed subsequent to the consummation of a Business Combination. The Company will bear the expenses incurred in connection with the filing of any such Registration Statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option to purchase up to 1,650,000 additional Units to cover over-allotments at the Initial Public Offering price, less the underwriting discounts and commissions. On August 18, 2021, the underwriters fully exercised the over-allotment option to purchase an additional 1,650,000 Units at an offering price of $10.00 per Unit for an aggregate purchase price of $16,500,000. In addition, the underwriters were paid a cash underwriting discount of $500,000 upon the closing of the Initial Public Offering.

Business Combination Marketing Agreement

The Company has engaged Chardan Capital Markets, LLC as an advisor in connection with the Company’s Business Combination to assist the Company in holding meetings with the stockholders to discuss the potential Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing the Company’s securities, assist the Company in obtaining stockholder approval for the Business Combination and assist the Company with press releases and public filings in connection with the Business Combination. The Company will pay Chardan Capital Markets, LLC a cash fee for such services upon the consummation of the Company’s initial Business Combination in an amount equal to, in the aggregate, 3.5% of the gross proceeds of the Initial Public Offering. As a result, Chardan Capital Markets, LLC will not be entitled to such fee unless the Company consummates the initial Business Combination.

Related Party Extension Loans

As discussed in Note 1, the Company may extend the period of time to consummate an initial Business Combination two times, for an additional three months each time (for a total of up to 18 months to complete a Business Combination). In order to extend the time available for the Company to consummate a Business Combination, the initial stockholders or their affiliates or designees must deposit into the Trust Account $1,265,000 ($0.10 per share, or an aggregate of $2,530,000) if extended for each of the full three months), on or prior to the date of the applicable deadline. Any such payments would be made in the form of a loan. The terms of the promissory note to be issued in connection with any such loans have not yet been negotiated. If the Company completes an initial Business Combination, the Company would repay such loaned amounts out of the proceeds of the Trust Account released to the Company. If the Company does not complete an initial Business Combination, the Company will not repay such loans. The initial stockholders and their affiliates or designees are not obligated to fund the Trust Account to extend the time for the Company to complete an initial Business Combination.